CASH RESTRICTED FOR USE (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restrictions On Cash And Cash Equivalents [Line Items]
Non-current	$ 41	$ 34	$ 33
Current	20	34	27
Total cash restricted for use	61	68	60
Cash and cash equivalents	1,425	964	1,108
Joint operations
Restrictions On Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	13
Cash restricted by prudential solvency requirements
Restrictions On Cash And Cash Equivalents [Line Items]
Current	20	23	18
Cash balances held by - joint operations
Restrictions On Cash And Cash Equivalents [Line Items]
Current	$ 0	$ 11	$ 9